Note 5 - Loans and Related Allowance for Loan and Lease Losses - Impaired Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Recorded investment, with no related allowance	$ 3,380	$ 4,053
Unpaid principal balance, with no related allowance	4,061	4,942
Recorded investment, with related allowance	10,695	8,056
Unpaid principal balance, with related allowance	11,406	8,980
Related allowance	1,354	1,567
Recorded investment	14,075	12,109
Unpaid principal balance	15,467	13,922
Commercial Loans [Member]
Recorded investment, with related allowance	7,666
Unpaid principal balance, with related allowance	7,676
Related allowance	643
Commercial And Industrial [Member]
Recorded investment, with no related allowance	207	450
Unpaid principal balance, with no related allowance	413	1,006
Recorded investment, with related allowance	2,363	3,177
Unpaid principal balance, with related allowance	3,013	3,888
Related allowance	667	694
Recorded investment	2,570	3,627
Unpaid principal balance	3,426	4,894
Real Estate Construction Porfolio Segment [Member]
Recorded investment, with no related allowance		44
Unpaid principal balance, with no related allowance		44
Related allowance
Recorded investment		44
Unpaid principal balance		44
Real Estate Construction Porfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with related allowance	664
Unpaid principal balance, with related allowance	715
Related allowance	43
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with no related allowance	1,306	1,685
Unpaid principal balance, with no related allowance	1,462	1,904
Recorded investment, with related allowance		1,139
Unpaid principal balance, with related allowance		1,179
Related allowance	43	140
Recorded investment	1,970	2,824
Unpaid principal balance	2,177	3,083
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Recorded investment, with no related allowance	1,867	1,870
Unpaid principal balance, with no related allowance	2,186	1,984
Recorded investment, with related allowance		3,740
Unpaid principal balance, with related allowance		3,913
Related allowance	643	733
Recorded investment	9,533	5,610
Unpaid principal balance	9,862	5,897
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance		4
Unpaid principal balance, with no related allowance		4
Recorded investment, with related allowance	2
Unpaid principal balance, with related allowance	2
Related allowance	1
Recorded investment	2	4
Unpaid principal balance	$ 2	$ 4